SCHEDULE OF MINIMUM LEASE PAYMENTS (Details)	Mar. 31, 2026 CNY (¥)
Leases
2027	¥ 78
2028	78
2029	65
Less: unearned discount	(31)
Total	190
Less: Current portion lease liability	¥ (60)
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Lease liabilities
Lease liabilities – non-current	¥ 130
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Lease liabilities - non-current